UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: December 31

Date of reporting period: March 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON CLEARBRIDGE EQUITY INCOME BUILDER FUND

FORM N-Q

MARCH 31, 2010

LEGG MASON CLEARBRIDGE EQUITY INCOME BUILDER FUND

Schedule of investments (unaudited)	March 31, 2010

SECURITY	SHARES	VALUE
COMMON STOCKS - 85.2%
CONSUMER DISCRETIONARY - 9.2%
Hotels, Restaurants & Leisure - 3.3%
McDonald’s Corp.	904,000	$60,314,880

Media - 4.0%
Charter Communications Inc.	83,172	2,869,434	(a)
Reed Elsevier PLC	3,426,000	27,320,491
Thomson Corp.	1,160,000	42,108,000

Total Media		72,297,925

Specialty Retail - 1.9%
Home Depot Inc.	1,031,700	33,375,495

TOTAL CONSUMER DISCRETIONARY		165,988,300

CONSUMER STAPLES - 16.7%
Beverages - 1.8%
PepsiCo Inc.	485,110	32,094,878

Food & Staples Retailing - 2.2%
FHC Delaware Inc.	28,868	0	*(a)(b)
Wal-Mart Stores Inc.	707,510	39,337,556

Total Food & Staples Retailing		39,337,556

Food Products - 5.3%
H.J. Heinz Co.	1,568,000	71,516,480
Kraft Foods Inc., Class A Shares	800,850	24,217,704

Total Food Products		95,734,184

Household Products - 7.4%
Kimberly-Clark Corp.	1,046,000	65,772,480
Procter & Gamble Co.	1,076,500	68,110,155

Total Household Products		133,882,635

TOTAL CONSUMER STAPLES		301,049,253

ENERGY - 9.8%
Energy Equipment & Services - 1.0%
Diamond Offshore Drilling Inc.	189,999	16,873,811

Oil, Gas & Consumable Fuels - 8.8%
BP PLC, ADR	1,022,000	58,325,540
BP Prudhoe Bay Royalty Trust	1,800	177,732
Spectra Energy Corp.	1,981,620	44,645,899
Total SA, ADR	969,490	56,249,810

Total Oil, Gas & Consumable Fuels		159,398,981

TOTAL ENERGY		176,272,792

FINANCIALS - 10.1%
Insurance - 4.4%
Chubb Corp.	642,600	33,318,810
Travelers Cos. Inc.	855,330	46,136,500

Total Insurance		79,455,310

Real Estate Investment Trusts (REITs) - 2.9%
Annaly Capital Management Inc.	2,029,160	34,860,969
Chimera Investment Corp.	4,690,000	18,244,100

Total Real Estate Investment Trusts (REITs)		53,105,069

Thrifts & Mortgage Finance - 2.8%
New York Community Bancorp Inc.	1,500,000	24,810,000
People’s United Financial Inc.	1,651,000	25,821,640

Total Thrifts & Mortgage Finance		50,631,640

TOTAL FINANCIALS		183,192,019

HEALTH CARE - 7.8%
Pharmaceuticals - 7.8%
Bristol-Myers Squibb Co.	1,075,000	28,702,500
GlaxoSmithKline PLC, ADR	425,500	16,390,260
Johnson & Johnson	881,500	57,473,800
Novartis AG, ADR	539,440	29,183,704
Pfizer Inc.	492,000	8,437,800

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE EQUITY INCOME BUILDER FUND

Schedule of investments (unaudited) (continued)	March 31, 2010

SECURITY		SHARES	VALUE
TOTAL HEALTH CARE			$140,188,064

INDUSTRIALS - 9.4%
Aerospace & Defense - 2.4%
Honeywell International Inc.		240,000	10,864,800
Lockheed Martin Corp.		390,000	32,455,800

Total Aerospace & Defense			43,320,600

Air Freight & Logistics - 0.0%
United Parcel Service Inc., Class B Shares		6,000	386,460

Commercial Services & Supplies - 3.3%
Waste Management Inc.		1,754,000	60,390,220

Industrial Conglomerates - 2.7%
3M Co.		245,080	20,481,336
United Technologies Corp.		375,000	27,603,750

Total Industrial Conglomerates			48,085,086

Marine - 1.0%
Alexander & Baldwin Inc.		555,299	18,352,632

TOTAL INDUSTRIALS			170,534,998

INFORMATION TECHNOLOGY - 6.3%
IT Services - 2.8%
Automatic Data Processing Inc.		691,500	30,751,005
Paychex Inc.		624,580	19,174,606

Total IT Services			49,925,611

Semiconductors & Semiconductor Equipment - 1.2%
Linear Technology Corp.		103,720	2,933,202
Microchip Technology Inc.		697,510	19,641,881

Total Semiconductors & Semiconductor Equipment			22,575,083

Software - 2.3%
Microsoft Corp.		1,401,890	41,033,320

TOTAL INFORMATION TECHNOLOGY			113,534,014

MATERIALS - 2.2%
Chemicals - 2.2%
E.I. du Pont de Nemours & Co.		798,500	29,736,140
PPG Industries Inc.		152,500	9,973,500

TOTAL MATERIALS			39,709,640

TELECOMMUNICATION SERVICES - 5.4%
Diversified Telecommunication Services - 5.4%
AT&T Inc.		1,380,000	35,659,200
Verizon Communications Inc.		1,720,000	53,354,400
Windstream Corp.		790,900	8,612,901

TOTAL TELECOMMUNICATION SERVICES			97,626,501

UTILITIES - 8.3%
Electric Utilities - 6.1%
American Electric Power Co. Inc.		1,128,000	38,555,040
Duke Energy Corp.		1,166,800	19,042,176
Exelon Corp.		357,090	15,644,113
FPL Group Inc.		395,350	19,107,265
Progress Energy Inc.		450,000	17,712,000

Total Electric Utilities			110,060,594

Multi-Utilities - 2.2%
CenterPoint Energy Inc.		2,777,000	39,877,720

TOTAL UTILITIES			149,938,314

TOTAL COMMON STOCKS (Cost - $1,401,573,238)			1,538,033,895

	RATE
CONVERTIBLE PREFERRED STOCKS - 4.8%
ENERGY - 2.1%
Oil, Gas & Consumable Fuels - 2.1%
El Paso Corp.	4.990%	38,696	37,931,754

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE EQUITY INCOME BUILDER FUND

Schedule of investments (unaudited) (continued)	March 31, 2010

SECURITY	RATE		SHARES	VALUE
FINANCIALS - 0.6%
Diversified Financial Services - 0.6%
CalEnergy Capital Trust III	6.500%		260,000	$11,830,000

UTILITIES - 2.1%
Electric Utilities - 2.1%
FPL Group Inc.	8.375%		339,755	17,133,844
Great Plains Energy Inc.	12.000%		322,100	20,456,571

TOTAL UTILITIES				37,590,415

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $81,145,545)				87,352,169

		MATURITY DATE	FACE AMOUNT
ASSET-BACKED SECURITIES - 0.0%
FINANCIALS - 0.0%
Home Equity - 0.0%
Finance America Net Interest Margin Trust, 2004-1 A	5.250%	6/27/34	$73,417	35	(a)(b)(c)(f)
Sail Net Interest Margin Notes, 2003-BC2A A	7.750%	4/27/33	141,210	2	(b)(c)(f)
Sail Net Interest Margin Notes, 2004-2A A	5.500%	3/27/34	35,690	0	(b)(c)(f)

TOTAL ASSET-BACKED SECURITIES (Cost - $250,106)				37

CONVERTIBLE BONDS & NOTES - 1.7%
INFORMATION TECHNOLOGY - 1.7%
Internet Software & Services - 1.7%
VeriSign Inc. (Cost - $25,397,644)	3.250%	8/15/37	33,000,000	29,988,750

CORPORATE BONDS & NOTES - 3.9%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
CCH II LLC/CCH II Capital Corp., Senior Notes	13.500%	11/30/16	1,620,530	1,940,585	(c)

CONSUMER STAPLES - 1.1%
Food & Staples Retailing - 1.1%
CVS Caremark Corp., Subordinated Bonds	6.302%	6/1/37	20,500,000	19,382,032	(d)

ENERGY - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Southern Union Co., Junior Subordinated Notes	7.200%	11/1/66	23,000,000	21,447,500	(d)

FINANCIALS - 1.5%
Commercial Banks - 0.1%
Wells Fargo Capital XV, Junior Subordinated Notes	9.750%	9/26/13	2,270,000	2,553,750	(d)(e)

Consumer Finance - 0.2%
American Express Co., Subordinated Debentures	6.800%	9/1/66	3,730,000	3,664,725	(d)

Diversified Financial Services - 1.1%
JPMorgan Chase & Co., Junior Subordinated Notes	7.900%	4/30/18	18,000,000	19,254,672	(d)(e)

Insurance - 0.1%
MetLife Inc., Junior Subordinated Debentures	6.400%	12/15/36	130,000	118,300
Travelers Cos. Inc., Junior Subordinated Debentures	6.250%	3/15/37	2,767,000	2,727,490	(d)

Total Insurance				2,845,790

TOTAL FINANCIALS				28,318,937

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE EQUITY INCOME BUILDER FUND

Schedule of investments (unaudited) (continued)	March 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Kac Acquisition Co., Subordinated Notes	8.000%	4/26/26	5,465	$0	(a)(b)(f)

TOTAL CORPORATE BONDS & NOTES (Cost - $65,169,706)				71,089,054

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $1,573,536,239)				1,726,463,905

SHORT-TERM INVESTMENT - 4.4%
Repurchase Agreement - 4.4%
Interest in $499,967,000 joint tri-party repurchase agreement dated 3/31/10 with RBS Securities Inc.; Proceeds at maturity - $80,101,022; (Fully collateralized by various U.S. government agency obligations, 0.000% to 5.920% due 4/15/10 to 4/23/29; Market value - $81,703,116) (Cost - $80,101,000)	0.010%	4/1/10	80,101,000	80,101,000

TOTAL INVESTMENTS - 100.0% (Cost - $1,653,637,239#)				1,806,564,905
Liabilities in Excess of Other Assets - 0.0%				(240,084)

TOTAL NET ASSETS - 100.0%				$1,806,324,821

*	Non-income producing security.

(a)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(b)	Illiquid security.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(d)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2010.

(e)	Security has no maturity date. The date shown represents the next call date.

(f)	The coupon payment on these securities is currently in default as of March 31, 2010.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	—	American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason ClearBridge Equity Income Builder Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 ("ASC Topic 820"). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts to a single present amount.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks:
Consumer discretionary	$163,118,866	$2,869,434	—	$165,988,300
Consumer staples	301,049,253	—	$0	301,049,253
Other common stocks	1,070,996,342	—	—	1,070,996,342
Convertible preferred stocks	20,456,571	66,895,598	—	87,352,169
Asset-backed securities	—	2	35	37
Convertible bonds & notes	—	29,988,750	—	29,988,750
Corporate bonds & notes	—	71,089,054	—	71,089,054

Total long-term investments	$1,555,621,032	$170,842,838	$35	$1,726,463,905

Short-term investment†	—	80,101,000	—	80,101,000

Total investments	$1,555,621,032	$250,943,838	$35	$1,806,564,905

†	See Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (continued)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES	COMMON STOCKS	ASSET-BACKED SECURITIES	CORPORATE BONDS & NOTES	WARRANTS	TOTAL
Balance as of December 31, 2009	$0	$35	$0	$0	$35
Accrued premiums/discounts	—	88	592	—	680
Realized gain/(loss)(1)	(21,651)	(2,976,761)	(454,718)	(35,918)	(3,489,048)
Change in unrealized appreciation
(depreciation)(2)	21,651	2,976,673	454,126	35,918	3,488,368
Net purchases (sales)	—	—	—	—	—
Transfers in of Level 3	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—

Balance as of March 31, 2010	$0	$35	—	—	$35

Net change in unrealized appreciation (depreciation) for investments in securities still held at March 31, 2010(2)	$21,651	—	—	—	$21,651

(1)	This amount is included in net realized gain (loss) from investment transactions.

(2)

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Forward Foreign Currency Contracts. The Fund may enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

When entering into a Forward foreign currency contract, the Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Notes to Schedule of Investments (unaudited) (continued)

(e) Credit and Market Risk. The Fund invests in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(f) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$172,800,201
Gross unrealized depreciation	(19,872,535)

Net unrealized appreciation	$152,927,666

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

At March 31, 2010, the Fund did not have any derivative instruments outstanding. During the period ended March 31, 2010, the Fund had an average market value of $2,003,687 in forward foreign currency contracts (to sell).

The Fund has several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and or percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s International Swap and Derivatives Association, Inc. master agreements which govern positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ R. JAY GERKEN
R. Jay Gerken Chief Executive Officer

Date:	May 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. JAY GERKEN
R. Jay Gerken Chief Executive Officer

Date:	May 28, 2010

By:	/s/ KAPREL OZSOLAK
Kaprel Ozsolak Chief Financial Officer

Date:	May 28, 2010